Concentrations of Risk - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2013 PrivateSectorCompany PrivateSectorInstitution Clients
Risks And Uncertainties [Abstract]
Net interest margin earned on FFELP Loans portfolio	$ 1,500,000,000
Maintenance fees earned on FFELP Loans	38,000,000
Number of guarantors as clients	15
Total collection revenue from guarantor clients	$ 303,000,000
Number of private sector institutions servicing DSLP	4
Number of private sector companies collecting defaulted direct loans	22